Income Tax - Movements of Deferred Income Tax Assets and Liabilities (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income tax [Line Items]
Recognized in Profit or Loss	$ 101	$ (1,404)	$ 222
Recognized in Other Comprehensive Income	347	349	37
Deferred tax asset [Member]
Income tax [Line Items]
Beginning balance	2,322	2,061	1,826
Recognized in Profit or Loss	64	(86)	192
Recognized in Other Comprehensive Income	344	347	39
From Business Combination			4
Ending balance	2,730	2,322	2,061
Deferred tax asset [Member] | Present value of funded defined benefit obligation [Member]
Income tax [Line Items]
Beginning balance	1,374	1,206	1,096
Recognized in Profit or Loss	5	(179)	71
Recognized in Other Comprehensive Income	344	347	39
Ending balance	1,723	1,374	1,206
Deferred tax asset [Member] | Share of profits of associates and joint ventures accounted for using equity method [Member]
Income tax [Line Items]
Beginning balance	330	325	277
Recognized in Profit or Loss	1	5	48
Ending balance	331	330	325
Deferred tax asset [Member] | Allowance for doubtful accounts [Member]
Income tax [Line Items]
Beginning balance	230	169	114
Recognized in Profit or Loss	59	61	55
Ending balance	289	230	169
Deferred tax asset [Member] | Impairment loss on property, plant and equipment [Member]
Income tax [Line Items]
Beginning balance	122	44	32
Recognized in Profit or Loss	(10)	78	12
Ending balance	112	122	44
Deferred tax asset [Member] | Deferred revenue [Member]
Income tax [Line Items]
Beginning balance	117	136	156
Recognized in Profit or Loss	(11)	(19)	(20)
Ending balance	106	117	136
Deferred tax asset [Member] | Valuation loss on inventory [Member]
Income tax [Line Items]
Beginning balance	20	33	41
Recognized in Profit or Loss	3	(13)	(8)
Ending balance	23	20	33
Deferred tax asset [Member] | Accrued award credits liabilities [Member]
Income tax [Line Items]
Beginning balance	20	22	28
Recognized in Profit or Loss	(5)	(2)	(6)
Ending balance	15	20	22
Deferred tax asset [Member] | Warranties [Member]
Income tax [Line Items]
Beginning balance	19	18	19
Recognized in Profit or Loss	3	1	(1)
Ending balance	22	19	18
Deferred tax asset [Member] | Property, plant and equipment [member]
Income tax [Line Items]
Beginning balance	2	2	0
From Business Combination			2
Ending balance	2	2	2
Deferred tax asset [Member] | Unrealised foreign exchange gains (losses) [Member]
Income tax [Line Items]
Beginning balance	0	18	0
Recognized in Profit or Loss	17	(18)	18
Ending balance	17	0	18
Deferred tax asset [Member] | Others [Member]
Income tax [Line Items]
Beginning balance	34	40	34
Recognized in Profit or Loss	(5)	(6)	6
Ending balance	29	34	40
Deferred tax asset [Member] | Temporary differences [Member]
Income tax [Line Items]
Beginning balance	2,268	2,013	1,797
Recognized in Profit or Loss	72	(92)	175
Recognized in Other Comprehensive Income	344	347	39
From Business Combination			2
Ending balance	2,684	2,268	2,013
Deferred tax asset [Member] | Unused tax losses [Member]
Income tax [Line Items]
Beginning balance	54	48	29
Recognized in Profit or Loss	(8)	6	17
From Business Combination			2
Ending balance	46	54	48
Deferred tax asset [Member] | Trade-in right [Member]
Income tax [Line Items]
Beginning balance	0
Recognized in Profit or Loss	15
Ending balance	15	0
Deferred tax liability [Member]
Income tax [Line Items]
Beginning balance	(1,464)	(148)	(132)
Recognized in Profit or Loss	31	(1,318)	30
Recognized in Other Comprehensive Income	3	2	(2)
From Business Combination			(44)
Ending balance	(1,430)	(1,464)	(148)
Deferred tax liability [Member] | Present value of funded defined benefit obligation [Member]
Income tax [Line Items]
Beginning balance	(1,269)	(1)	0
Recognized in Profit or Loss	4	(1,268)	(1)
Ending balance	(1,265)	(1,269)	(1)
Deferred tax liability [Member] | Unrealised foreign exchange gains (losses) [Member]
Income tax [Line Items]
Beginning balance	(10)	(1)	(29)
Recognized in Profit or Loss	10	(9)	28
Ending balance	0	(10)	(1)
Deferred tax liability [Member] | Others [Member]
Income tax [Line Items]
Beginning balance	(1)	(1)	0
Recognized in Profit or Loss	0	0	(1)
Ending balance	(1)	(1)	(1)
Deferred tax liability [Member] | Land value incremental tax [Member]
Income tax [Line Items]
Beginning balance	(95)	(95)	(95)
Ending balance	(95)	(95)	(95)
Deferred tax liability [Member] | Deferred revenue for award credits [Member]
Income tax [Line Items]
Beginning balance	(46)	(2)	(5)
Recognized in Profit or Loss	17	(44)	3
Ending balance	(29)	(46)	(2)
Deferred tax liability [Member] | Intangible assets and goodwill [member]
Income tax [Line Items]
Beginning balance	(40)	(43)	0
Recognized in Profit or Loss	1	3	1
From Business Combination			(44)
Ending balance	(39)	(40)	(43)
Deferred tax liability [Member] | Valuation gain or loss on financial instruments, net [Member]
Income tax [Line Items]
Beginning balance	(3)	(5)	(3)
Recognized in Profit or Loss	(1)	0	0
Recognized in Other Comprehensive Income	3	2	(2)
Ending balance	$ (1)	$ (3)	$ (5)